Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit, Weighted Average Discount Rates (Detail)	Sep. 30, 2024	Mar. 31, 2024
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Weighted average of the original discount rates	1.70%	1.70%
Weighted average of the current discount rates	2.20%	2.10%
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Weighted average of the original discount rates	1.70%	1.70%
Weighted average of the current discount rates	2.10%	2.10%
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Weighted average of the original discount rates	3.20%	3.10%
Weighted average of the current discount rates	5.30%	5.50%